NIA IMPACT SOLUTIONS FUND
SCHEDULE OF INVESTMENTS
November 30, 2022 (Unaudited)

COMMON STOCKS - 94.7%	Shares	Value
Communications - 1.4%
Telecommunications - 1.4%
PLDT, Inc. - ADR	20,716	$ 618,165

Consumer Discretionary - 3.9%
Automotive - 0.5%
Rivian Automotive, Inc. - Class A (a)	7,210	231,009

Consumer Services - 1.7%
Stride, Inc. (a)	21,027	744,566

E-Commerce Discretionary - 0.8%
Etsy, Inc. (a)	2,702	356,907

Home & Office Products - 0.9%
Steelcase, Inc. - Class A	53,528	424,477

Consumer Staples - 3.1%
Food - 3.1%
Danone S.A. - ADR	101,945	1,067,364
Hain Celestial Group, Inc. (The) (a)	16,667	312,340
		1,379,704
Energy - 14.6%
Oil & Gas Producers - 2.9%
Brookfield Renewable Corporation - Class A	39,420	1,285,486

Renewable Energy - 11.7%
Ameresco, Inc. - Class A (a)	7,133	467,354
First Solar, Inc. (a)	6,291	1,085,386
Maxeon Solar Technologies Ltd. (a)	13,771	317,009
SolarEdge Technologies, Inc. (a)	2,800	836,808
SunPower Corporation (a)	35,550	862,088
Sunrun, Inc. (a)	17,276	562,852
TPI Composites, Inc. (a)	29,252	353,364
Vestas Wind Systems A/S - ADR	91,124	769,998
		5,254,859

NIA IMPACT SOLUTIONS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.7% (Continued)	Shares	Value
Financials - 4.8%
Asset Management - 1.7%
Sanlam Ltd. - ADR	118,234	$ 769,703

Banking - 3.1%
Amalgamated Financial Corporation	50,994	1,360,010

Health Care - 16.6%
Biotech & Pharma - 11.7%
Daiichi Sankyo Company Ltd. - ADR	15,390	508,024
Gilead Sciences, Inc.	18,636	1,636,800
Moderna, Inc. (a)	5,766	1,014,297
Organon & Company	24,341	633,353
Vertex Pharmaceuticals, Inc. (a)	4,522	1,430,760
		5,223,234
Medical Equipment & Devices - 4.9%
Hologic, Inc. (a)	14,713	1,120,542
Thermo Fisher Scientific, Inc.	1,917	1,073,942
		2,194,484
Industrials - 14.6%
Commercial Support Services - 4.3%
AMN Healthcare Services, Inc. (a)	9,360	1,157,832
Schnitzer Steel Industries, Inc. - Class A	22,536	773,661
		1,931,493
Electrical Equipment - 2.1%
Schneider Electric SE - ADR	31,661	925,134

Engineering & Construction - 6.4%
AECOM	17,793	1,512,405
Stantec, Inc.	27,538	1,362,305
		2,874,710
Machinery - 1.8%
Xylem, Inc.	7,262	815,886

NIA IMPACT SOLUTIONS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.7% (Continued)	Shares	Value
Materials - 4.6%
Chemicals - 1.3%
Chr. Hansen Holding A/S - ADR	36,609	$ 561,399

Construction Materials - 2.4%
Carlisle Companies, Inc.	4,107	1,080,593

Containers & Packaging - 0.9%
Brambles Ltd. - ADR	23,937	396,397

Real Estate - 6.1%
Real Estate Owners & Developers - 1.0%
City Developments Ltd. - ADR	71,478	443,164

REITs - 5.1%
Digital Realty Trust, Inc.	11,833	1,330,739
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	29,510	957,304
		2,288,043
Technology - 23.0%
Semiconductors - 6.6%
Infineon Technologies AG - ADR	28,894	974,306
STMicroelectronics N.V.	21,508	836,231
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	13,550	1,124,379
		2,934,916
Software - 9.2%
Atlassian Corporation - Class A (a)	2,236	294,146
Autodesk, Inc. (a)	2,018	407,535
Fortinet, Inc. (a)	18,594	988,457
Materialise N.V. - ADR (a)	30,868	297,876
Palo Alto Networks, Inc. (a)	6,643	1,128,646
Rapid7, Inc. (a)	6,227	183,074
Splunk, Inc. (a)	10,518	817,038
		4,116,772
Technology Hardware - 1.9%
Apple, Inc.	5,856	866,863

s
NIA IMPACT SOLUTIONS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.7% (Continued)	Shares	Value
Technology - 23.0% (Continued)
Technology Services - 5.3%
International Business Machines Corporation	10,536	$ 1,568,811
Wolters Kluwer N.V. - ADR	7,418	817,760
		2,386,571
Utilities - 2.0%
Electric Utilities - 0.7%
Azure Power Global Ltd. (a)	53,958	308,100

Gas & Water Utilities - 1.3%
California Water Service Group	9,195	597,032

Total Common Stocks (Cost $42,125,203)		$ 42,369,677

MONEY MARKET FUNDS - 5.2%	Shares	Value
First American Government Obligations Fund - Class X, 3.67% (b)	2,122,995	$ 2,122,995
First American Treasury Obligations Fund - Class X, 3.75% (b)	216,757	216,757
Total Money Market Funds (Cost $2,339,752)		$ 2,339,752

Investments at Value - 99.9% (Cost $44,464,955)		$ 44,709,429

Other Assets in Excess of Liabilities - 0.1%		50,374

Net Assets - 100.0%		$ 44,759,803

A/S	- Aktieselskab
ADR	- American Depositary Receipt
AG	- Aktiengesellschaft
N.V.	- Naamloze Vennootschap
S.A.	- Societe Anonyme
SE	- Societe Europaea

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of November 30, 2022.